Nature of Operations (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations
Note 1. Nature of Operations
The Company
Momentus Inc. (together with its consolidated subsidiaries “Momentus” or the “Company”) is a U.S. commercial space company that offers satellites, satellite buses, satellite technologies, and space infrastructure services, including in-space transportation, hosted payloads and in-orbit services. Momentus is making new ways of operating in space possible with its in-space transfer and service vehicles, powered by an innovative, space-proven water plasma-based propulsion system.
Momentus has launched four missions to date, deployed 17 customer satellites, and provided hosted payload services. Three of these missions involved operation of the Vigoride OSV in orbit. During these three Vigoride missions, the system and technology were tested repeatedly. Improvements based on lessons learned during these missions were rapidly incorporated. As a result of these three missions, the Vigoride OSV has been successfully demonstrated in space and accumulated significant flight heritage. The Company has produced its next Orbital Service Vehicle, Vigoride 7, that it intends to utilize on a future mission or for use as a satellite bus.
In addition to the Vigoride Orbital Service Vehicle, Momentus is now also offering its M-1000 satellite bus which has substantial commonality with Vigoride. With a growing demand for satellite bus services, Momentus is positioned to advance its hardware and flight-proven technology for this market. The M-1000 bus is a flexible option to meet various mission requirements. Innovations to improve sensor capability, maneuverability, increased power, and lower costs are integrated into the product. Momentus believes it can manufacture satellite buses like the M-1000 at a rapid and scalable pace.
Momentus has completed work in support of its Small Business Innovation Research contract from the Space Development Agency that was signed in August 2023. This project’s scope involved making tailored modifications to the system underlying the M-1000 satellite bus and Vigoride OSV to support a full range of U.S. Department of Defense (DoD) payloads. Some of these areas include adding a secure payload interface, optical communications terminals, a high-volume data recorder, and improving the modularity of the propulsion system.
Business Combination
On August 12, 2021, the Company consummated a merger pursuant to the terms of the Agreement and Plan of Merger, dated October 7, 2020, and as amended on March 5, 2021, April 6, 2021, and June 29, 2021 (the “Merger Agreement”), by and among Stable Road Acquisition Corp (“SRAC”), Project Marvel First Merger Sub, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of SRAC (“First Merger Sub”), and Project Marvel Second Merger Sub, LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of SRAC (“Second Merger Sub”), pursuant to which First Merger Sub merged with and into Momentus Inc., a Delaware corporation (“Legacy Momentus”) with Legacy Momentus as the surviving corporation of the First Merger Sub, and immediately following which Legacy Momentus merged with and into the Second Merger Sub, with the Second Merger Sub as the surviving entity (the “Business Combination”). In connection with the closing of the Business Combination (“Closing”), the Company changed its name from Stable Road Acquisition Corp. to Momentus Inc., and Legacy Momentus changed its name to Momentus Space, LLC.
The Business Combination was accounted for as a reverse recapitalization under ASC Topic 805, Business Combinations, with SRAC and its two wholly-owned subsidiaries. The Company received gross proceeds of $247.3 million upon the closing of the Business Combination. Public and private warrants of SRAC were assumed by the Company as a result of the Business Combination.
Going Concern
The accompanying consolidated interim financial statements have been prepared assuming that the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these consolidated interim financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company’s ability to continue as a going concern is dependent on the Company’s ability to successfully raise capital to fund its business operations and execute on its business plan. To date the Company remains heavily focused on growth and continued
development of its proprietary technology, and as a result, it has not generated sufficient revenues to provide cash flows that enable the Company to finance its operations internally and the Company’s financial position and operating results raise substantial doubt about the Company’s ability to continue as a going concern. This is reflected by the Company’s incurred net loss of $23.1 million for the nine months ended September 30, 2024, and accumulated deficit of $396.1 million as of September 30, 2024. Additionally, the Company used net cash of $10.9 million to fund its operating activities for the nine months ended September 30, 2024, and had cash and cash equivalents of $0.8 million as of September 30, 2024.
Pursuant to the requirements of ASC Sub-Topic 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date these consolidated interim financial statements are issued. This evaluation does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented or are not within control of the Company as of the date the consolidated interim financial statements are issued. When substantial doubt exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the consolidated interim financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated interim financial statements are issued.
In connection with the preparation of the consolidated interim financial statements for the nine months ended September 30, 2024, management conducted an evaluation and concluded that there were conditions and events, considered in the aggregate, which raised substantial doubt as to the Company’s ability to continue as a going concern within twelve months after the date of the issuance of such consolidated interim financial statements. The Company believes that its current level of cash and cash equivalents are not sufficient to fund its regular operations, scaling of commercial production, and maintain its existing services and products. These conditions raise substantial doubt regarding its ability to continue as a going concern for a period of at least one year from the date of issuance of these consolidated interim financial statements. In order to proceed with the Company’s business plan and operating strategy, the Company will need to raise substantial additional capital to fund its operations. Until such time, if ever, the Company can generate revenues sufficient to achieve profitability, the Company expects to finance its operations through equity or debt financings, which may not be available to the Company on the timing needed or on terms that the Company deems to be favorable. In an effort to alleviate these conditions, the Company continues to seek and evaluate all opportunities to access additional capital through any available means.
As a result of these uncertainties, and notwithstanding management’s plans and efforts to date, there is substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to raise substantial additional capital in the near term, the Company’s operations and business plan will need to be scaled back or halted altogether. Additionally, if the Company is able to raise additional capital but that capital is insufficient to provide a bridge to full commercial production at a profit, the Company’s operations could be severely curtailed or cease entirely and the Company may not realize any significant value from its assets.
The accompanying consolidated interim financial statements have been prepared on a going concern basis of accounting. The accompanying consolidated interim financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern.
Reverse Stock Split
Effective August 22, 2023, the Company’s stockholders approved a 1-for-50 reverse stock split of the Company’s Class A common stock. As a result of the reverse stock split, every 50 shares of Class A common stock issued and outstanding on August 22, 2023, were automatically combined into one share of Class A common stock. Any fractional shares resulting from the reverse stock split were rounded up to the next nearest whole share of Class A common stock. The reverse stock split did not affect the stated par value of the Class A common stock nor did it change the total number of the Company’s authorized shares of Class A common stock. Both the Company’s Class B common stock and the Company’s preferred stock were not affected by the reverse stock split.
Also on the effective date of the reverse stock split, all options, warrants and other convertible securities of the Company outstanding immediately prior to the reverse stock split were adjusted by dividing the number of shares of Class A common stock into which the options, warrants and other convertible securities are exercisable or convertible by 50 and multiplying the exercise or conversion price thereof by 50, all in accordance with the terms of the plans, agreements or arrangements governing such options, warrants and other convertible securities and subject to rounding to the nearest whole share. Such proportional adjustments were also made to the number of shares and restricted stock units issued and issuable under the Company’s equity compensation plan.
The Company has retroactively adjusted all periods presented for the effects of the stock split. See Note 9 for additional information.

Note 1. Nature of Operations
The Company
Momentus Inc. (together with its consolidated subsidiaries “Momentus” or the “Company”) is a U.S. commercial space company that offers satellites, satellite buses, satellite technologies, in-space infrastructure services, including in-space transportation, hosted payloads and in-orbit services. Momentus is making new ways of operating in space possible with its in-space transfer and service vehicles, powered by an innovative, space-proven water plasma-based propulsion system.
On May 25, 2022, the Company launched its Vigoride 3 Orbital Service Vehicle (OSV) to Low-Earth Orbit aboard the SpaceX Transporter-5 mission. In addition to Vigoride 3, Momentus used a second port on the same SpaceX mission to fly a third-party deployer from a partner company. Momentus deployed a total of eight customer satellites in low-earth orbit during its inaugural mission, comprising seven satellites from Vigoride 3 and one satellite from the third-party deployer system. The Company incorporated improvements identified during its inaugural mission in advance of its first follow-on mission and other planned follow-on missions.
On January 3, 2023, the Company launched Vigoride 5 to low-earth orbit aboard the SpaceX Transporter-6 mission. As of December 31, 2023, the primary mission objectives were completed. On Vigoride’s first orbital pass, Momentus confirmed that both solar arrays were deployed, and the vehicle was generating power and charging its batteries. Momentus demonstrated all spacecraft subsystems through the course of the Vigoride 5 primary mission and identified several deficiencies which have been incorporated into the Vigoride 7 build. Vigoride 5 included testing of our MET propulsion system. Two thrusters were flown and fired over 300 times and 6 hours 58 minutes of accumulated firing time. Vigoride 5 also carried one cubesat that was successfully released into orbit, and a complex hosted payload developed by CalTech to demonstrate technologies needed to collect and beam power to the Earth. Momentus also performed an orbit raise during this mission of over 3 km.
Momentus launched its third OSV, Vigoride 6, to low-Earth orbit aboard the SpaceX Transporter-7 mission on April 14, 2023. During the Vigoride-6 mission Momentus deployed all customer payloads. Momentus successfully deployed the REVELA payload for ARCA Dynamics, the VIREO CubeSat for C3S LLC., the DISCO-1 CubeSat for Aarhus University, and the IRIS-C payload for an Asian customer booked through ISILAUNCH.
During the Vigoride-6 mission, Momentus also deployed two CubeSats into Low-Earth Orbit as part of the NASA LLITED (Low-Latitude Ionosphere/Thermosphere Enhancements in Density) mission. These two CubeSats, housed behind a single deployer door, were released from the Vigoride OSV earlier than scheduled. While the CubeSats were deployed at the intended altitude of 495km, they were deployed at a different inclination than the intended target orbit needed for the science experiment. Momentus conducted a thorough investigation and identified the root cause as human error in the mapping of a software command. The Company implemented corrective actions to prevent a recurrence.
During the Vigoride 6 mission, Momentus conducted a demonstration test of its patented Tape Spring Solar Array (TASSA). This system utilizes flexible solar cell technology, allowing the solar array to be extended and retracted like a tape measure, using its concave shape to provide rigidity.
TASSA is designed to be deployed and retracted on orbit numerous times, to be configurable to varying lengths based on power requirements, and utilizes thin film solar cells that are radiation resistant and self-annealing. During its demonstration test on orbit, Momentus was able to demonstrate a significant majority of the major performance requirements for TASSA, including boom yoke deployment, initial roll out deployment, thin film flexible solar cell power generation, low-cost slip ring performance, and retraction, providing confidence as well as identifying areas for improvement, such as processing the metallic substrate to better maintain its intended shape as Momentus continues development of this technology.
Other Missions
Momentus conducted another mission on the SpaceX Transporter-9 mission launched on November 11, 2023. On this mission, Momentus used a third-party deployer system to deliver payloads into orbit. Momentus supported five payloads for four customers. After launch, the Company confirmed the deployment of the Hello Test 1 and 2 satellites for Hello Space. Momentus was not able to confirm the deployment of the remaining three satellites for three other customers and based on the results of a detailed investigation undertaken, the Company does not believe those satellites were released from the third-party deployer system.
Momentus has launched four missions to date, deployed 17 customer satellites, and provided hosted payload services. The Company has produced its next Orbital Service Vehicle, Vigoride 7, that it intends to utilize on a future mission or for use as a satellite bus.
In addition to the Vigoride Orbital Service Vehicle, Momentus is now also offering its M-1000 satellite bus which has substantial commonality with Vigoride. With a growing demand for satellite bus services, Momentus is positioned to advance its hardware and flight-proven technology for this market. The M-1000 bus is a flexible option to meet various mission requirements. Innovations to improve sensor capability, maneuverability, increased power, and lower costs are integrated into the product. Momentus believes it can manufacture satellite buses like the M-1000 at a rapid and scalable pace.
Momentus has started work in support of its Small Business Innovation Research award from the Space Development Agency. This project’s scope involves making tailored modifications to the system underlying the M-1000 satellite bus and Vigoride OSV to support a full range of U.S. Department of Defense (DoD) payloads. Some of these areas include adding a secure payload interface, optical communications terminals, a high-volume data recorder, and improving the modularity of the propulsion system.
Business Combination
On August 12, 2021, the Company consummated a merger pursuant to the terms of the Agreement and Plan of Merger, dated October 7, 2020, and as amended on March 5, 2021, April 6, 2021, and June 29, 2021 (the “Merger Agreement”), by and among Stable Road Acquisition Corp (“SRAC”), Project Marvel First Merger Sub, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of SRAC (“First Merger Sub”), and Project Marvel Second Merger Sub, LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of SRAC (“Second Merger Sub”), pursuant to which First Merger Sub merged with and into Momentus Inc., a Delaware corporation (“Legacy Momentus”) with Legacy Momentus as the surviving corporation of the First Merger Sub, and immediately following which Legacy Momentus merged with and into the Second Merger Sub, with the Second Merger Sub as the surviving entity (the “Business Combination”). In connection with the closing of the Business Combination (“Closing”), the Company changed its name from Stable Road Acquisition Corp. to Momentus Inc., and Legacy Momentus changed its name to Momentus Space, LLC.
The Business Combination was accounted for as a reverse recapitalization under ASC Topic 805, Business Combinations, with SRAC and its two wholly-owned subsidiaries. The Company received gross proceeds of $247.3 million upon the closing of the Business Combination. Public and private warrants of SRAC were assumed by the Company as a result of the Business Combination.
Going Concern
The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The going concern basis of presentation assumes that the Company will continue in operation one year after the date these consolidated financial statements are issued and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company’s ability to continue as a going concern is dependent on the Company’s ability to successfully raise capital to fund its business operations and execute on its business plan. To date the Company remains heavily focused on growth and continued development of its proprietary technology, and as a result, it has not generated sufficient revenues to provide cash flows that enable the Company to finance its operations internally and the Company’s financial position and operating results raise substantial doubt about the Company’s ability to continue as a going concern. This is reflected by the Company’s incurred a net loss of $68.9 million for the year ended December 31, 2023, and accumulated deficit of $373.0 million as of December 31, 2023. Additionally, the Company used net cash of $61.8 million to fund its operating activities for the year ended December 31, 2023, and had cash and cash equivalents of $2.1 million as of December 31, 2023.
Pursuant to the requirements of ASC Topic 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date these consolidated financial statements are issued. This evaluation does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented or are not within control of the Company as of the date the consolidated financial statements are issued. When substantial doubt exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the consolidated financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
In connection with the preparation of the consolidated financial statements for the year ended December 31, 2023, management conducted an evaluation and concluded that there were conditions and events, considered in the aggregate, which raised substantial doubt as to the Company’s ability to continue as a going concern within twelve months after the date of the issuance of such consolidated financial statements. The Company believes that its current level of cash and cash equivalents are not sufficient to fund its regular operations, scaling of commercial production, and maintain its existing services and products. These conditions raise substantial doubt regarding its ability to continue as a going concern for a period of at least one year from the date of issuance of these consolidated financial statements. In order to proceed with the Company’s business plan and operating strategy, the Company will need to raise substantial additional capital to fund its operations. Until such time, if ever, the Company can generate revenues sufficient to achieve profitability, the Company expects to finance its operations through equity or debt financings, which may not be available to the Company on the timing needed or on terms that the Company deems to be favorable. In an effort to alleviate these conditions, the Company continues to seek and evaluate all opportunities to access additional capital through any available means.
As a result of these uncertainties, and notwithstanding management’s plans and efforts to date, there is substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to raise substantial additional capital in the near term, the Company’s operations and business plan will need to be scaled back or halted altogether. Additionally, if the Company is able to raise additional capital but that capital is insufficient to provide a bridge to full commercial production at a profit, the Company’s operations could be severely curtailed or cease entirely and the Company may not realize any significant value from its assets.
The accompanying consolidated financial statements have been prepared on a going concern basis of accounting. The accompanying consolidated financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern.
Reverse Stock Split
Effective August 22, 2023, the Company’s stockholders approved a 1-for-50 reverse stock split of the Company’s Class A common stock. As a result of the reverse stock split, every 50 shares of Class A common stock issued and outstanding on August 22, 2023, were automatically combined into one share of Class A common stock. Any fractional shares resulting from the reverse stock split were rounded up to the next nearest whole share of Class A common stock. The reverse stock split did not affect the stated par value of the Class A common stock nor did it change the total number of the Company’s authorized shares of Class A common stock. The Company’s Class B common stock was not affected by the reverse stock split.
Also on the effective date of the reverse stock split, all options, warrants and other convertible securities of the Company outstanding immediately prior to the reverse stock split were adjusted by dividing the number of shares of Class A common stock into which the options, warrants and other convertible securities are exercisable or convertible by 50 and multiplying the exercise or conversion price thereof by 50, all in accordance with the terms of the plans, agreements or arrangements governing such options, warrants and other convertible securities and subject to rounding to the nearest whole share. Such proportional adjustments were also made to the number of shares and restricted stock units issued and issuable under the Company’s equity compensation plan.
The Company has retroactively adjusted all periods presented for the effects of the stock split. See Note 9 for additional information.